Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Inventory write-off		$ 784,000	$ 563,000
Amortized cost			189,000
Recognized impairment			277,000
Allocated goodwill amount		3,488,000
Impairment loss	$ 700,000	1,200,000	707,000
Severance expenses		853,000	332,000	417,000
Recognized revenue		1,876,000	1,707,000	1,770,000
Deferred revenue		3,415,000
Recognized value		$ 3,129,000
Percentage of recognized value		92.00%
Short term balance		$ 286,000
Allowance for doubtful accounts		$ 60,000	$ 209,000	$ 205,000
Anti-dilutive (in Shares)		462,500	462,500	462,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Impairment loss		$ 500,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Impairment loss		1,200,000
Goodwill [Member]
Significant Accounting Policies [Line Items]
Impairment loss	$ 700
Goodwill [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Impairment loss		500,000
Goodwill [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Impairment loss		1,200,000
RFID Division [Member]
Significant Accounting Policies [Line Items]
Allocated goodwill amount		$ 2,988,000